Subsequent Events (Details) - Subsequent Event [Member]	Aug. 09, 2024 USD ($)	Jul. 30, 2024 $ / shares shares	Jul. 24, 2024 ₪ / shares shares
Subsequent Events [Line Items]
Issued and outstanding ordinary shares par value (in New Shekels per share) | ₪ / shares			₪ 0.02
Converted ordinary shares			1
Purchase ordinary shares		112,807
Exercised period		5 years
Per ordinary share (in Dollars per share) | $ / shares		$ 1.275
Aggregate initial offering price (in Dollars) | $	$ 50,000,000
Tranche One [Member]
Subsequent Events [Line Items]
Vesting schedule percentage		50.00%
Tranche Two [Member]
Subsequent Events [Line Items]
Vesting schedule percentage		6.25%
Minimum [Member]
Subsequent Events [Line Items]
Common Stock, Shares, Issued			5
Maximum [Member]
Subsequent Events [Line Items]
Common Stock, Shares, Issued			20
Global Share Incentive Plan [Member]
Subsequent Events [Line Items]
Aggregate shares purchase		463,848